SCHEDULE OF NON-CONTROLLING INTERESTS (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Accumulated deficit	$ (3,292,302)	$ 525,406
Accumulated other comprehensive income (loss)	727,205	(279,104)
Total non-controlling interests	(69,840)	(63,581)
Yangzhou Bangshijie [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated deficit	(3,055)	(2,999)
Accumulated other comprehensive income (loss)	37	182
Total non-controlling interests	(3,018)	(2,817)
Nanjing Bangshijie [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated deficit	(66,750)	(63,875)
Accumulated other comprehensive income (loss)	(72)	3,111
Total non-controlling interests	(66,822)	(60,764)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated deficit	(69,805)	(66,874)
Accumulated other comprehensive income (loss)	(35)	3,293
Total non-controlling interests	$ (69,840)	$ (63,581)